7. MINERAL PROPERTY INTERESTS (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Capitalized mineral property acquisition Cost	$ 40,630,059	$ 44,419,538
Ann Mason [Member]
Capitalized mineral property acquisition Cost	40,215,646	43,966,474
Other [Member]
Capitalized mineral property acquisition Cost	$ 414,413	$ 453,064